Supplementary cash flow information - Reconciliation of debt to net cash provided by (used in) financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of debt to net cash provided by (used in) financing activities
Interest expense on lease liabilities	€ 151,317	€ 143,160	€ 159,148
Interest payments included in operating activities	349,537	331,837
Short-term debt from unrelated parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	1,178,353	62,950
Cash Flow	(511,657)	1,115,777
Acquisitions (net of divestitures)	(52)	164
Foreign currency translation	(453)	(531)
Other	(1,178)	(7)
Balance at the end of period	665,013	1,178,353	62,950
Short-term debt from related parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	77,500	16,320
Cash Flow	(73,500)	61,180
Balance at the end of period	4,000	77,500	16,320
Long-term debt (excluding Accounts Receivable Facility)
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	7,314,915	7,808,460
Cash Flow	246,277	(812,002)
Acquisitions (net of divestitures)	527	11,421
Foreign currency translation	200,846	294,437
Amortization of debt issuance costs and discounts	10,055	9,423
Other	(1,549)	3,176
Balance at the end of period	7,771,071	7,314,915	7,808,460
Repayments of variable payments outstanding for acquisitions	3,975	19,314
Debt issuance cost relating to undrawn credit facilities		7,590
Accounts Receivable Facility
Reconciliation of debt to net cash provided by (used in) financing activities
Cash Flow	94,962
Foreign currency translation	(1,206)
Amortization of debt issuance costs and discounts	(31)
Balance at the end of period	93,725
Lease liabilities from unrelated parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	4,630,100	4,352,267
Cash Flow	(752,884)	(675,639)
Acquisitions (net of divestitures)	(10,763)	42,600
Foreign currency translation	218,744	297,110
Other	439,863	613,762
Balance at the end of period	4,525,060	4,630,100	4,352,267
Lease liabilities from related parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	119,281	140,020
Cash Flow	(22,268)	(21,315)
Foreign currency translation	25	90
Other	56,665	486
Balance at the end of period	€ 153,703	€ 119,281	€ 140,020